Trade And Other Receivables - Summary Of Trade And Other Receivables (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	$ 4,223,645	$ 2,524,153
Customer wallet receivables	1,329,364	449,275
Accrued income	3,038,259	889,140
Less: provision for expected credit losses	(2,403,782)	(1,076,678)	$ (347,822)
Total	6,187,486	2,785,890
Other receivables	415,754	74,226
Total	$ 6,603,240	$ 2,860,116